KEELEY Mid Cap Dividend Value Fund
Schedule of Investments—December 31, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.4%
Automotive: Parts and Accessories  — 1.9%
31,626 Allison Transmission Holdings Inc. ................. $ 1,149,605
14,075 Autoliv Inc. ......................................................... 1,455,496
2,605,101
Banking  — 0.5%
35,185 Umpqua Holdings Corp. .................................. 676,959
Broadcasting  — 1.1%
9,935 Nexstar Media Group Inc., Cl. A ...................... 1,499,986
Building and Construction  — 4.9%
23,843 Fortune Brands Home & Security Inc. ............. 2,548,817
55,468 KB Home ............................................................ 2,481,084
7,864 Vulcan Materials Co. ......................................... 1,632,409
6,662,310
Business Services  — 5.7%
62,372 Hudson Pacific Properties Inc., REIT ............... 1,541,212
14,572 Iron Mountain Inc., REIT .................................. 762,553
16,641 Lamar Advertising Co., Cl. A, REIT ................. 2,018,553
21,764 Omnicom Group Inc. ......................................... 1,594,648
16,392 Quanta Services Inc. .......................................... 1,879,507
7,796,473
Computer Software and Services  — 4.5%
45,530 CDK Global Inc. ................................................. 1,900,422
88,644 NortonLifeLock Inc. .......................................... 2,302,971
16,548 TD SYNNEX Corp. ............................................ 1,892,430
6,095,823
Consumer Products  — 3.3%
26,660 Brunswick Corp. ................................................ 2,685,462
17,386 Hasbro Inc. ......................................................... 1,769,547
4,455,009
Consumer Services  — 1.0%
15,895 Equity LifeStyle Properties Inc., REIT .............. 1,393,356
Diversified Industrial  — 8.3%
6,292 Acuity Brands Inc. ............................................. 1,332,142
9,882 Crane Co. ............................................................ 1,005,296
179,141 GrafTech International Ltd. .............................. 2,119,238
21,195 ITT Inc. ............................................................... 2,165,917
34,536 Jabil Inc. .............................................................. 2,429,608
60,603 nVent Electric plc ............................................... 2,302,914
11,355,115
Electronics  — 1.6%
7,781 Agilent Technologies Inc. .................................. 1,242,237
9,355 Dolby Laboratories Inc., Cl. A .......................... 890,783
2,133,020
Energy and Utilities  — 14.8%
23,844 Black Hills Corp. ................................................ 1,682,671
24,174 Chesapeake Energy Corp. ................................. 1,559,706
29,558 Devon Energy Corp. .......................................... 1,302,030
19,626 Diamondback Energy Inc. ................................. 2,116,664
26,576 Evergy Inc. ......................................................... 1,823,379
62,756 MDU Resources Group Inc. .............................. 1,935,395
12,336 National Fuel Gas Co. ....................................... 788,764
48,101 NRG Energy Inc. ................................................ 2,072,191
51,248 OGE Energy Corp. ............................................. 1,966,898
9,935 Pioneer Natural Resources Co. ......................... 1,806,978
38,249 UGI Corp. ........................................................... 1,756,012
Shares
Market
Value
18,215 Valero Energy Corp. .......................................... $ 1,368,129
20,178,817
Equipment and Supplies  — 0.9%
18,546 The Timken Co. .................................................. 1,285,052
Financial Services  — 16.0%
46,529 Air Lease Corp. .................................................. 2,057,978
6,706 Ameriprise Financial Inc. .................................. 2,022,932
4,057 Arthur J Gallagher & Co. .................................. 688,351
19,787 Comerica Inc. ..................................................... 1,721,469
16,724 Discover Financial Services ............................... 1,932,625
69,544 Equitable Holdings Inc. ..................................... 2,280,348
24,506 Popular Inc. ........................................................ 2,010,472
20,366 Prosperity Bancshares Inc. ................................ 1,472,462
7,121 Reinsurance Group of America Inc. ................. 779,678
22,033 SouthState Corp. ................................................ 1,765,064
39,242 Synovus Financial Corp. ................................... 1,878,515
62,322 Virtu Financial Inc., Cl. A .................................. 1,796,743
21,525 Voya Financial Inc. ............................................ 1,427,323
21,833,960
Food and Beverage  — 3.5%
48,139 Conagra Brands Inc. .......................................... 1,643,947
19,877 Lamb Weston Holdings Inc. ............................. 1,259,804
40,378 Molson Coors Beverage Co., Cl. B .................... 1,871,520
4,775,271
Health Care  — 9.7%
3,885 Chemed Corp. .................................................... 2,055,320
20,201 Encompass Health Corp. .................................. 1,318,317
54,144 Healthcare Trust of America Inc., Cl. A, REIT . 1,807,868
47,256 Organon & Co. ................................................... 1,438,945
46,118 Perrigo Co. plc ................................................... 1,793,990
79,562 Sabra Health Care REIT Inc. ............................. 1,077,270
27,282 The Ensign Group Inc. ...................................... 2,290,597
11,259 Universal Health Services Inc., Cl. B ................ 1,459,842
13,242,149
Hotels and Gaming  — 3.6%
7,285 Marriott Vacations Worldwide Corp. .............. 1,231,019
66,232 VICI Properties Inc., REIT ................................. 1,994,246
19,042 Wyndham Hotels & Resorts Inc. ...................... 1,707,115
4,932,380
Machinery  — 2.6%
31,625 BWX Technologies Inc. ...................................... 1,514,205
18,270 Oshkosh Corp. ................................................... 2,059,212
3,573,417
Metals and Mining  — 1.5%
14,840 Franco-Nevada Corp. ........................................ 2,052,224
Real Estate  — 1.1%
34,441 Highwoods Properties Inc., REIT ..................... 1,535,724
Retail  — 5.5%
27,310 Bath & Body Works Inc. .................................... 1,905,965
91,897 Brixmor Property Group Inc., REIT ................. 2,335,103
11,755 PVH Corp. .......................................................... 1,253,671
35,352 Victoria's Secret & Co.† ..................................... 1,963,450
7,458,189
Specialty Chemicals  — 6.4%
14,902 Ashland Global Holdings Inc. .......................... 1,604,349
13,329 FMC Corp. .......................................................... 1,464,724
49,178 Olin Corp. ........................................................... 2,828,718

KEELEY Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
16,310 RPM International Inc. ...................................... $ 1,647,310
29,806 Valvoline Inc. ..................................................... 1,111,466
8,656,567
TOTAL COMMON STOCKS ......................... 134,196,902
SHORT TERM INVESTMENT  — 1.6%
Other Investment Companies  — 1.6%
2,242,723 Fidelity Government Portfolio, Cl. I, 0.010%* . 2,242,723
TOTAL INVESTMENTS — 100.0%
(Cost $92,715,119) ........................................... $ 136,439,625
* 1 day yield as of December 31, 2021.
† Non-income producing security.
REIT Real Estate Investment Trust